UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Chief Compliance Officer
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            November 12, 2009

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  74

Form 13F Information Table Value Total:  $2,038,992 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM Technology Corporation   COM              00766T100    13630   502200 SH       SOLE                   237400            264800
Alcon, Inc.                    COM              H01301102    18776   135400 SH       SOLE                    64900             70500
Alliance Data Systems Corporat COM              018581108    56542   925700 SH       SOLE                   415300            510400
Altera Corporation             COM              021441100     8405   409800 SH       SOLE                   148400            261400
Amazon.com, Inc.               COM              023135106    74357   796452 SH       SOLE                   393550            402902
American Superconductor Corpor COM              030111108    10998   327900 SH       SOLE                   108000            219900
American Tower Corporation     COM              029912201    33898   931250 SH       SOLE                   446300            484950
Apple Inc.                     COM              037833100   117933   636273 SH       SOLE                   311903            324370
AsiaInfo Holdings, Inc.        COM              04518A104     3285   164500 SH       SOLE                    34300            130200
Baidu, Inc.                    COM              056752108    33437    85505 SH       SOLE                    44020             41485
Best Buy Co., Inc.             COM              086516101    15565   414850 SH       SOLE                   194200            220650
BlackRock, Inc.                COM              09247X101    94923   437796 SH       SOLE                   204450            233346
Blue Nile, Inc.                COM              09578R103    74274  1195650 SH       SOLE                   553350            642300
Celgene Corporation            COM              151020104    37437   669722 SH       SOLE                   319700            350022
Cisco Systems, Inc.            COM              17275R102    43841  1862411 SH       SOLE                   886861            975550
Coach, Inc.                    COM              189754104    46267  1405450 SH       SOLE                   659000            746450
Cognizant Technology Solutions COM              192446102   116202  3005736 SH       SOLE                  1418936           1586800
Concur Technologies, Inc.      COM              206708109    12004   301900 SH       SOLE                   113400            188500
Constant Contact, Inc.         COM              210313102     4068   211300 SH       SOLE                    58900            152400
Covance Inc.                   COM              222816100    35666   658650 SH       SOLE                   294600            364050
D.R. Horton, Inc.              COM              23331A109    15579  1365400 SH       SOLE                   640000            725400
F5 Networks, Inc.              COM              315616102    36984   933233 SH       SOLE                   428533            504700
First Solar, Inc.              COM              336433107    87898   575025 SH       SOLE                   267035            307990
Gilead Sciences, Inc.          COM              375558103    81347  1749403 SH       SOLE                   836160            913243
Google Inc.                    COM              38259P508    94732   191050 SH       SOLE                    92540             98510
Great Lakes Dredge & Dock Corp COM              390607109      453    64900 SH       SOLE                                      64900
Greenhill & Co., Inc.          COM              395259104    23213   259136 SH       SOLE                   123186            135950
HMS Holdings Corp.             COM              40425J101    20017   523600 SH       SOLE                   189150            334450
Helix Biomedix Inc.            COM              423287309       11    38400 SH       SOLE                    38400
Hologic, Inc.                  COM              436440101    22622  1384454 SH       SOLE                   616954            767500
IDEXX Laboratories, Inc.       COM              45168D104    22335   446700 SH       SOLE                   197300            249400
IHS Inc.                       COM              451734107     1999    39100 SH       SOLE                                      39100
ITC Holdings Corp.             COM              465685105     1127    24800 SH       SOLE                     1000             23800
Illumina, Inc.                 COM              452327109     2278    53600 SH       SOLE                     6700             46900
IntercontinentalExchange, Inc. COM              45865V100     1176    12100 SH       SOLE                                      12100
Intuitive Surgical, Inc.       COM              46120E602    31423   119822 SH       SOLE                    55040             64782
J. Crew Group, Inc.            COM              46612H402     1204    33600 SH       SOLE                                      33600
J.C. Penney Company, Inc.      COM              708160106     2552    75600 SH       SOLE                                      75600
KB Home                        COM              48666K109     2890   174000 SH       SOLE                    18900            155100
MEMC Electronic Materials, Inc COM              552715104    21847  1313720 SH       SOLE                   644000            669720
MSCI Inc.                      COM              55354G100    12754   430600 SH       SOLE                   201900            228700
MYR Group Inc.                 COM              55405W104      620    29400 SH       SOLE                     4500             24900
Medco Health Solutions, Inc.   COM              58405U102    45725   826700 SH       SOLE                   391950            434750
MercadoLibre, Inc.             COM              58733R102     6079   158050 SH       SOLE                    37700            120350
NII Holdings, Inc.             COM              62913F201    43061  1432500 SH       SOLE                   703800            728700
NetEase.com, Inc.              COM              64110W102     1581    34600 SH       SOLE                                      34600
Netflix, Inc.                  COM              64110L106    20167   436800 SH       SOLE                   214100            222700
Neutral Tandem, Inc.           COM              64128B108     1343    59000 SH       SOLE                                      59000
Nordstrom, Inc.                COM              655664100    29083   952300 SH       SOLE                   463300            489000
Ormat Technologies, Inc.       COM              686688102      959    23500 SH       SOLE                                      23500
Paychex, Inc.                  COM              704326107    40757  1403000 SH       SOLE                   625400            777600
Portfolio Recovery Associates, COM              73640Q105    32375   714200 SH       SOLE                   319350            394850
Precision Castparts Corp.      COM              740189105    43886   430800 SH       SOLE                   207400            223400
Psychiatric Solutions, Inc.    COM              74439H108    54022  2018750 SH       SOLE                   906200           1112550
QUALCOMM Incorporated          COM              747525103    91560  2035563 SH       SOLE                   993864           1041699
Quanta Services, Inc.          COM              74762E102    27238  1230800 SH       SOLE                   531350            699450
SBA Communications Corporation COM              78388J106      597    22100 SH       SOLE                    22100
SPDR Trust Series 1            COM              78462F103      324     3070 SH       SOLE                     3070
Shaw Group Inc.                COM              820280105    16250   506400 SH       SOLE                   193200            313200
Sourcefire, Inc.               COM              83616T108    14998   698565 SH       SOLE                   279165            419400
Starent Networks, Corp.        COM              85528P108     5209   204900 SH       SOLE                    44600            160300
Stifel Financial Corp.         COM              860630102     3626    66050 SH       SOLE                    18050             48000
Strayer Education, Inc.        COM              863236105     2275    10450 SH       SOLE                      100             10350
SunPower Corporation           COM              867652109    38047  1272900 SH       SOLE                   584150            688750
True Religion Apparel, Inc.    COM              89784n104      801    30900 SH       SOLE                                      30900
Urban Outfitters, Inc.         COM              917047102    24021   796200 SH       SOLE                   372300            423900
Valmont Industries, Inc.       COM              920253101     2240    26300 SH       SOLE                                      26300
Vistaprint N.V.                COM              N93540107    88731  1748400 SH       SOLE                   809450            938950
eBay Inc.                      COM              278642103    21403   906900 SH       SOLE                   442600            464300
eHealth, Inc.                  COM              28238P109     1055    72737 SH       SOLE                                      72737
hhgregg, Inc.                  COM              42833L108     1062    62700 SH       SOLE                                      62700
lululemon athletica inc.       COM              550021109     3442   151300 SH       SOLE                     1500            149800
priceline.com Incorporated     COM              741503403     2910    17550 SH       SOLE                                      17550
tw telecom inc.                COM              87311L104    37595  2795200 SH       SOLE                  1359700           1435500